Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related-party Transactions
Schedule of transactions between related parties	Sales and accounts receivable

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Sales of goods
Associates	$—	8	54
Other related parties	215	111	11
	$215	119	65

	December 31,
	2023	2024

	(in thousands)
Accounts receivable
Other related parties	$14	31
Purchase and accounts payable

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Purchase of raw materials
CMMT	$1,079	1,258	—

	December 31,
	2023	2024

	(in thousands)
Accounts payable
CMMT	$911	—

Others

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Revenue from miscellaneous service
Associates	$181	78	92
Other related parties	9	—	—
	$190	78	92

Technical service fee
Viewsil	$1,050	1,140	—

Miscellaneous fee
CMMT	$496	458	—
Associates	—	—	11
	$496	458	11

	December 31,
	2023	2024

	(in thousands)
Other receivable
Associates	$12	13
Other related parties	54	—
	$66	13

Other payable
Other related parties	$110	—

Schedule of compensation to key management personnel

The compensation to key management personnel for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Short-term employee benefits	$1,721	1,790	1,781
Post-employment benefits	11	10	10
Share-based compensation	363	202	227
	$2,095	2,002	2,018